BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Party Transactions

a.The following related party balances are included in the consolidated balance sheets:

	December 31,
	2021	2020

Trade receivables and prepaid expenses	$5,255	$2,614

Trade payables and accrued expenses	$476	$1,008

b.The following related party transactions are included in the consolidated statements of income:

	Year ended December 31,
	2021	2020	2019

Revenues (1)	$3,100	$3,177	$4,476

Cost of revenues (2)	$11,482	$10,196	$7,061

Operating expenses, net - primarily lease, subcontractors and communications (3)	$6,757	$5,201	$4,888

Purchase of property and equipment	$189	$1,586	$1,944

(1)Distribution of the Company’s products on a non-exclusive basis.

(2)Related to cost of product purchased from one of the related companies. The Group depended on a sole single managed security service provider, which is a related party, to provide services as part of its protection services. If the managed security service provider were to fail to provide or delay the delivery of the services, the Group would be required to seek alternative sources of the services. A change in its managed security service provider could result in a possible loss of sales and, consequently, could adversely affect the Group’s operation and financial performance (See Note 18a).

(3)The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company provides certain services to related parties.